Borrowings - Core Structural Borrowings (Details) € in Millions, £ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 USD ($)
Borrowings
Borrowings		$ 6,127			$ 6,383
Core structural borrowings of shareholder-financed businesses
Borrowings
Borrowings		6,127
US$250m 6.75% Notes
Borrowings
Borrowings					250
Notional amount					$ 250
Borrowings, interest rate					6.75%	6.75%	6.75%
US$300m 6.5% Notes
Borrowings
Borrowings					$ 300
Notional amount					$ 300
Borrowings, interest rate					6.50%	6.50%	6.50%
US$700m 5.25% Notes
Borrowings
Borrowings					$ 700
Notional amount					$ 700
Borrowings, interest rate					5.25%	5.25%	5.25%
US$1,000m 5.25% Notes
Borrowings
Borrowings		1,000			$ 999
Notional amount		$ 1,000			$ 1,000
Borrowings, interest rate		5.25%	5.25%	5.25%	5.25%	5.25%	5.25%
US$725m 4.375% Notes
Borrowings
Borrowings		$ 725			$ 723
Notional amount		$ 725			$ 725
Borrowings, interest rate		4.375%	4.375%	4.375%	4.375%	4.375%	4.375%
US$750m 4.875% Notes
Borrowings
Borrowings		$ 748			$ 746
Notional amount		$ 750			$ 750
Borrowings, interest rate		4.875%	4.875%	4.875%	4.875%	4.875%	4.875%
20m Medium Term Notes 2023
Borrowings
Borrowings		$ 23			$ 24
Notional amount | €			€ 20			€ 20
435m 6.125% Notes 2031
Borrowings
Borrowings		$ 584			$ 590
Notional amount | £				£ 435			£ 435
Borrowings, interest rate		6.125%	6.125%	6.125%	6.125%	6.125%	6.125%
US$1,000m 2.95% Notes 2033
Borrowings
Borrowings		$ 995
Notional amount		$ 1,000
Borrowings, interest rate		2.95%	2.95%	2.95%
Proceeds from borrowings	$ 995
Senior debt: 300m 6.875% Bonds 2023
Borrowings
Borrowings		$ 404			$ 406
Notional amount | £				£ 300			£ 300
Borrowings, interest rate		6.875%	6.875%	6.875%	6.875%	6.875%	6.875%
Senior debt: 250m 5.875% Bonds 2029
Borrowings
Borrowings		$ 313			$ 312
Notional amount | £				£ 250			£ 250
Borrowings, interest rate		5.875%	5.875%	5.875%	5.875%	5.875%	5.875%
Senior debt: 1,000m 3.125% Notes 2030
Borrowings
Borrowings		$ 985			$ 983
Notional amount		$ 1,000			$ 1,000
Borrowings, interest rate		3.125%	3.125%	3.125%	3.125%	3.125%	3.125%
350m Loan 2024
Borrowings
Borrowings		$ 350			$ 350
Notional amount		350			350
Discontinued US operations
Borrowings
Proceeds from borrowings		$ 2,350
Discontinued US operations | Jackson US$250m 8.15% Surplus Notes 2027
Borrowings
Borrowings					250
Notional amount					$ 250
Borrowings, interest rate					8.15%	8.15%	8.15%
Continuing and discontinued operations | Core structural borrowings of shareholder-financed businesses
Borrowings
Borrowings					$ 6,633			$ 5,594